Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The Company believes that executive compensation should be structured in a way that aligns with long-term shareholder value. The following table illustrates compensation actually paid to our principal executive officer (“PEO”) and other NEOs and our financial performance. The following table sets forth information required by Item 402(v) of Regulation S-K for each of the last three recently completed years, including: (i) the total compensation earned by our PEO (as reported in the Summary Compensation Table above); (ii) the compensation “actually paid” to our PEO (calculated in accordance with Regulation S-K); (iii) the average of the total compensation earned by our other NEOs (calculated based upon our Summary Compensation Table above); (iv) the average compensation “actually paid” to our other NEOs (calculated in accordance with Regulation S-K); (v) our total shareholder return (“TSR”); and (vi) our net income:

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for non-PEO NEOs ($) (3)	Average Compensation Actually Paid to non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On: TSR ($) (5)	Net Income ($) (6)
2024	$363,868	$364,127	$242,476	$242,084	$61.16	$11,940,000
2023	$375,698	$376,763	$239,392	$234,847	$51.13	$12,790,000
2022	$341,673	$314,068	$202,574	$174,283	$43.90	$11,902,000

(1)	William W. Harrod was our PEO for the entirety of 2022 and from January 1, 2023 through June 30, 2023, and Michael C. Frederick was our PEO from July 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.

(2)	2024	2023	2022
Total Compensation as Reported in SCT	$363,868	$375,698	$341,673
Fair value of equity awards granted during fiscal year	(11,370	(10,500)	-
Fair value of equity compensation granted in current year at year end	9,675	-	-
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	979	3,600	(19,890)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	975	7,965	(7,715)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	-	-	-
Compensation Actually Paid to PEO	$364,127	$376,763	$314,068

(3)	For 2022, our non-PEO NEOs consisted of Michael C. Frederick and Joseph Mahuron. For 2023, our non-PEO NEOs consisted of Joseph Mahuron for the entirety of 2023, Michael C. Frederick from January 1, 2023 through June 30, 2023 and Joshua Stevens from April 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.

(4)	2024	2023	2022
Total Compensation as Reported in SCT	$242,476	$239,392	$202,574
Fair value of equity awards granted during fiscal year	11,370	(8,400)	-
Fair value of equity compensation granted in current year at year end	9,675	-	-
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	653	1,200	(16,575)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	650	2,655	(11,716)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
Average Compensation Actually Paid to Non-PEOs	$242,084	$234,847	$174,283

(5)	TSR value represents the Company’s cumulative TSR based on an initial $100 investment on December 31, 2020.
(6)	Net Income is calculated in accordance with accounting principles generally accepted in the United States of America and reflects the amounts reported in the Company’s Annual Report on Form 10-K for the applicable year.

As discussed above in the Executive Compensation section of this Proxy Statement, the compensation payable to the PEO and Other NEOs consists primarily of base salary and incentive compensation in the form of performance awards as determined under the Bonus Plan. Incentive compensation under the Bonus Plan is largely determined by the pre-tax income performance of the Bank but there are provisions for the award of stock compensation if certain performance thresholds are met.

Named Executive Officers, Footnote
(1)	William W. Harrod was our PEO for the entirety of 2022 and from January 1, 2023 through June 30, 2023, and Michael C. Frederick was our PEO from July 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.
(3)	For 2022, our non-PEO NEOs consisted of Michael C. Frederick and Joseph Mahuron. For 2023, our non-PEO NEOs consisted of Joseph Mahuron for the entirety of 2023, Michael C. Frederick from January 1, 2023 through June 30, 2023 and Joshua Stevens from April 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.

PEO Total Compensation Amount	$ 363,868	$ 375,698	$ 341,673
PEO Actually Paid Compensation Amount	$ 364,127	376,763	314,068
Adjustment To PEO Compensation, Footnote
(1)	William W. Harrod was our PEO for the entirety of 2022 and from January 1, 2023 through June 30, 2023, and Michael C. Frederick was our PEO from July 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.
(2)	2024	2023	2022
Total Compensation as Reported in SCT	$363,868	$375,698	$341,673
Fair value of equity awards granted during fiscal year	(11,370	(10,500)	-
Fair value of equity compensation granted in current year at year end	9,675	-	-
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	979	3,600	(19,890)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	975	7,965	(7,715)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	-	-	-
Compensation Actually Paid to PEO	$364,127	$376,763	$314,068

Non-PEO NEO Average Total Compensation Amount	$ 242,476	239,392	202,574
Non-PEO NEO Average Compensation Actually Paid Amount	$ 242,084	234,847	174,283
Adjustment to Non-PEO NEO Compensation Footnote
(3)	For 2022, our non-PEO NEOs consisted of Michael C. Frederick and Joseph Mahuron. For 2023, our non-PEO NEOs consisted of Joseph Mahuron for the entirety of 2023, Michael C. Frederick from January 1, 2023 through June 30, 2023 and Joshua Stevens from April 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.
(4)	2024	2023	2022
Total Compensation as Reported in SCT	$242,476	$239,392	$202,574
Fair value of equity awards granted during fiscal year	11,370	(8,400)	-
Fair value of equity compensation granted in current year at year end	9,675	-	-
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	653	1,200	(16,575)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	650	2,655	(11,716)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
Average Compensation Actually Paid to Non-PEOs	$242,084	$234,847	$174,283

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to PEO and the Average of the Compensation Actually Paid to Other Non-PEO NEOs and the Company's Cumulative TSR. From fiscal year 2022 to fiscal year 2023, the compensation actually paid to the PEO and the average of the compensation actually paid to the other Non-PEO NEOs increased by 20.0% and 34.8%, respectively. The Company’s TSR increased by 16.5% over the same period. The Company attributes this difference between performance and pay at least partially to the transitions of our PEO and Non-PEO NEOs during this period which results in overlapping expenses paid to both groups. From fiscal year 2023 to fiscal year 2024, the compensation actually paid to the PEO decreased by 3.4% while the average of the compensation actually paid to the other Non-PEO NEOs increased by 3.1%. The Company’s TSR increased by 19.6% over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid to PEO and the Average of the Compensation Actually Paid to Other Non-PEO NEOs and the Company's Net Income. From fiscal year 2022 to fiscal year 2023, the compensation actually paid to the PEO and the average of the compensation actually paid to the other Non-PEO NEOs increased by 20.0% and 34.8%, respectively. The Company’s net income increased by 7.5% over the same period. The Company attributes this difference between performance and pay at least partially to the transitions of our PEO and Non-PEO NEOs during this period which results in overlapping expenses paid to both groups. From fiscal year 2023 to fiscal year 2024, the compensation actually paid to the PEO decreased by 3.4% while the average of the compensation actually paid to the other Non-PEO NEOs increased by 3.1%. The Company’s net income decreased by 6.6% over the same period.

Total Shareholder Return Amount	$ 61.16	51.13	43.9
Net Income (Loss)	$ 11,940,000	12,790,000	11,902,000
PEO Name	Michael C. Frederick
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,370)	(10,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,675
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	979	3,600	(19,890)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	975	7,965	(7,715)
PEO | Equity Awards Adjustments Forfeited In Current Fiscal Year Determined End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,370	(8,400)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,675
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	653	1,200	(16,575)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 650	$ 2,655	$ (11,716)